Mid-Cap ProFund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.93%	10.33%	9.67%
S&P Composite 1500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.95%	14.12%	12.78%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			11.54%	8.10%	7.55%
Performance Inception Date		Sep. 04, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.22%	7.88%	6.92%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.08%	6.34%	5.87%
Service
Prospectus [Line Items]
Average Annual Return, Percent			10.42%	7.03%	6.48%
Performance Inception Date		Sep. 04, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.